Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Disclosure of Policies and Practices Related to the Grant of Certain Equity Awards

From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards to certain employees on or soon after the new employee's employment start date. In addition, from time to time, the Company has granted option awards to employees as part of annual employee bonuses as approved by the Compensation Committee. Employees receive stock option awards for reaching certain anniversaries from the start of their employment; these option awards are granted according to an anniversary awards schedule approved by the Compensation Committee. The Company's directors typically receive equity awards at the time of a director’s initial appointment or election to the Board. Directors may be granted additional equity awards (including stock options) from time to time.

The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI.

During the year ended December 31, 2025, the Company did not grant option awards in anticipation of the release of MNPI or time the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards to certain employees on or soon after the new employee's employment start date. In addition, from time to time, the Company has granted option awards to employees as part of annual employee bonuses as approved by the Compensation Committee. Employees receive stock option awards for reaching certain anniversaries from the start of their employment; these option awards are granted according to an anniversary awards schedule approved by the Compensation Committee. The Company's directors typically receive equity awards at the time of a director’s initial appointment or election to the Board. Directors may be granted additional equity awards (including stock options) from time to time.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false